MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Marketable Securities [Abstract]
Corporate Bonds And Government Treasury Notes	$ 18,541	$ 0
Marketable securities	$ 18,541	$ 0